Inventories (Tables)	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31, 2019	December 31, 2018	December 31, 2017
	(Unaudited)
Satellite equipment for sale under construction	$1,329,639	$-	$197,645
Parts	-	-	11,029
Supplies	5,219	5,273	5,540
	1,334,858	5,273	214,214
Allowance for inventory loss	(5,219)	(5,273)	(5,540)
Net	$1,329,639	$-	$208,674